Compensation and benefits (Tables)	12 Months Ended
Dec. 31, 2019
Compensation and benefits
in	2019		2018	2017
Compensation and benefits (CHF million)
Salaries and variable compensation	7,733		7,449	8,421
Social security	554		567	620
Other	818	[1]	848	923
Compensation and benefits	9,105		8,864	9,964
1
Includes pension-related expenses of CHF 502 million and CHF 533 million in 2019 and 2018, respectively, relating to service costs for defined benefit pension plans and employer contributions for defined contribution pension plans.